SEGMENT REPORTING - Revenue from contracts with customers disaggregated by the revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SEGMENT REPORTING
Total revenue	¥ 8,315,844	$ 1,171,262	¥ 7,744,072	¥ 11,425,836
Revenue recognized at point of time
SEGMENT REPORTING
Total revenue	505,440	71,190	282,165	335,787
Revenue recognized over time
SEGMENT REPORTING
Total revenue	¥ 7,810,404	$ 1,100,072	¥ 7,461,907	¥ 11,090,049